Trade Receivable, Net	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Trade Receivable, Net	Trade Receivable, Net

	2022	2021
Trade receivables	Ps. 13,432	Ps. 10,863
The Coca-Cola Company (related party) (Note 14)	776	820
Loans to employees	84	82
FEMSA and subsidiaries (related parties) (Note 14)	746	634
Other related parties (Note 14)	182	139
Other	1,636	1,007
Allowance for expected credit losses	(538)	(531)
	Ps. 16,318	Ps. 13,014
6.1 Trade receivables
Trade receivable representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.
Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company primarily arising from the latter’s participation in advertising and promotional programs.
Because less than the 1.8% of the trade receivables is unrecoverable, the Company does not have any customers classified as “high risk” which would be eligible to have special management conditions for the credit risk. As of December 31, 2022, the Company does not have a representative group of customers directly related to the expected loss.
The allowance for credit losses is calculated with an expected losses model that recognizes the impairment losses through all the contract life. Because they are generally short-term trade receivables, the company defined a model with a simplified expected loss focus through a parametric model. The parameters used in the model are:
•Breach probability;
•Losses severity;
•Financing rate;
•Special recovery rate; and
•Breach exposure.
The carrying value of trade receivables approximates its fair value as of December 31, 2022 and 2021.

Aging for trade receivables past due but not impaired	2022	2021
0 days	Ps. 14,594	Ps. 11,689
1-30 days	1,039	686
31-60 days	131	112
61-90 days	63	45
91-120 days	31	91
121 + days	460	391
Total	Ps. 16,318	Ps. 13,014
6.2 Changes in the allowance for expected credit losses

	2022	2021	2020
Balance at the beginning of the year	Ps. 531	Ps. 515	Ps. 493
Allowance for the year	14	35	119
Charges and write-offs of uncollectible accounts	38	6	(29)
Effects of changes in foreign exchange rates	(45)	(25)	(68)
Balance at the end of the year	Ps. 538	Ps. 531	Ps. 515

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period.
6.3 Payments from The Coca-Cola Company:
The Coca-Cola Company participates in certain advertising and promotional programs as well as in the Company’s refrigeration equipment and returnable bottles investment program. Contributions received by the Company are recognized as a reduction in selling expenses. For the years ended December 31, 2022, 2021 and 2020 contributions due were Ps. 1,170, Ps. 2,437, and Ps.1,482, respectively.